Income Tax - Schedule of Major Components of Income Tax Credit (Detail) - GBP (£) £ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Current tax:
Total current tax	£ 919	£ 778	£ 3,040	£ 3,119
Deferred tax:
Income tax credit	912	771	3,020	3,063
U.K. [member]
Current tax:
In respect of current period	1,006	760	3,129	3,103
In respect of prior period	(86)	19	(86)	19
U.S. [member]
Current tax:
In respect of current period	(1)	(1)	(3)	(3)
Deferred tax:
In respect of current period	£ (7)	(6)	£ (20)	(15)
In respect of prior period		£ (1)		£ (41)